                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------

Check here if Amendment [   ]; Amendment Number: ______
       This Amendment (Check only one.):      [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Berkshire Hathaway Inc.
                -----------------------------------
Address:        1440 Kiewit Plaza
                -----------------------------------
                Omaha, NE 68131
                -----------------------------------

                -----------------------------------

Form 13F File Number:       28- 4545
                               ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Marc D. Hamburg
                 ------------------------
Title:           Vice President
                 ------------------------
Phone:           402-346-1400
                 ------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg             Omaha, NE                    February 14, 2005
----------------------------    ------------------           -----------------
[Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number      Name
       28- 5194                  General Re - New England Asset Management, Inc.
           ----                  -----------------------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           20
                                                   ------------------

Form 13F Information Table Entry Total:                      66
                                                   ------------------

Form 13F Information Table Value Total:         $    35,759,366
                                                  -------------------
                                                         (thousands)


Confidential Information has been omitted from the public Form 13F and filed with the Commission. Included in this information is information regarding Berkshire's position in Sun Trust Banks Inc. included in its June 30, 2004 public Form 13F.

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER     NAME
 1.   28-5678                  Berkshire Hathaway Life Insurance Co. of Nebraska
 2.   28-                      BH Columbia Inc.
 3.   28-5676                  BHG Life Insurance Co.
 4.   28-719                   Blue Chip Stamps
 5.   28-554                   Buffett, Warren E.
 6.   28-1517                  Columbia Insurance Co.
 7.   28-2226                  Cornhusker Casualty Co.
 8.   28-                      Cypress Insurance Company
 9.   28-                      Fechheimer Brothers Company
10.   28-852                   GEICO Corp.
11.   28-101                   Government Employees Ins. Corp.
12.   28-1066                  National Fire & Marine
13.   28-718                   National Indemnity Co.
14.   28-5006                  National Liability & Fire Ins. Co.
15.   28-                      Nebraska Furniture Mart
16.   28-717                   OBH Inc.
17.   28-2740                  Plaza Investment Managers
18.   28-1357                  Wesco Financial Corp.
19.   28-3091                  Wesco Financial Ins. Co.
20.   28-3105                  Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2004

                                                                 Column 6
                                       Column 4              Investment Discretion                                Column 8
                                       Market      Column 5  ---------------------                            Voting Authority
Column 1      Column 2   Column 3     Value      Shares or          (b)     (c)       Column 7                ----------------
Name of       Title of    CUSIP        (In       Principal   (a)  Shared- Shared-       Other               (a)      (b)     (c)
Issuer          Class     Number    Thousands)    Amount $   Sole Defined  Other      Managers              Sole    Shared   None
------          -----     ------    ----------    --------   ------------  -----      --------              ----    ------   ----
American
 Express Co.     Com   025816 10 9     970,996   17,225,400          X            5, 2, 6, 16             17,225,400
                                       450,658    7,994,634          X            5, 12, 16                7,994,634
                                     6,778,824  120,255,879          X            5, 13, 16              120,255,879
                                       109,533    1,943,100          X            5, 4, 16, 18, 19, 20     1,943,100
                                        78,902    1,399,713          X            5, 15, 16                1,399,713
                                        47,341      839,832          X            5, 9, 16                   839,832
                                       110,042    1,952,142          X            5, 16                    1,952,142
American
 Standard
 Companies       Com   029712 10 6     433,773   10,497,900          X            5, 10, 11, 13, 16, 17   10,497,900
Block H & R      Com   093671 10 5     703,179   14,350,600          X            5, 13, 16               14,350,600
Coca Cola        Com   191216 10 0      16,656      400,000          X            5, 16                      400,000
                                        73,953    1,776,000          X            5, 14, 16                1,776,000
                                       300,041    7,205,600          X            5, 4, 16, 18, 19, 20     7,205,600
                                     1,671,496   40,141,600          X            5, 2, 6, 16             40,141,600
                                     5,827,335  139,945,600          X            5, 13, 16              139,945,600
                                       380,556    9,139,200          X            5, 12, 16                9,139,200
                                        19,987      480,000          X            5, 15, 16                  480,000
                                        37,976      912,000          X            5, 8, 16                   912,000
Comcast
 Corp          CLA SPL 20030N 20 0     328,400   10,000,000          X            5, 10, 11, 13, 16, 17   10,000,000
Comdisco
 Holding Co.     Com   200334 10 0      26,667    1,195,274          X            5, 13, 16                1,195,274
                                         6,632      297,268          X            5, 2, 6, 16                297,268
                                           377       16,891          X            5, 12, 16                   16,891
Costco
 Wholesale
 Corp.           Com   22160K 10 5     254,346    5,254,000          X            5, 13, 16                5,254,000
Dean
 Foods Co.       Com   242370 10 4      12,373      375,500          X            5, 10, 11, 13, 16, 17      375,500
First Data
 Corporation     Com   319963 10 4     340,320    8,000,000          X            5, 10, 11, 13, 16, 17    8,000,000
Gannett Inc.     Com   364730 10 1     281,668    3,447,600          X            5, 13, 16                3,447,600
Gap Inc.         Com   364760 10 8     325,971   15,434,243          X            5, 10, 11, 13, 16, 17   15,434,243
The
 Gillette Co.    Com   375766 10 2   2,686,800   60,000,000          X            5, 13, 16               60,000,000
                                       931,424   20,800,000          X            5, 2, 6, 16             20,800,000
                                       286,592    6,400,000          X            5, 12, 16                6,400,000
                                       286,592    6,400,000          X            5, 4, 16, 18, 19, 20     6,400,000
                                        35,824      800,000          X            5, 14, 16                  800,000
                                        71,648    1,600,000          X            5, 8, 16                 1,600,000
                                    ----------
                                    23,886,882
                                    ----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2004

                                                                 Column 6
                                       Column 4              Investment Discretion                                Column 8
                                       Market      Column 5  ---------------------                            Voting Authority
Column 1      Column 2   Column 3     Value      Shares or          (b)     (c)       Column 7                ----------------
Name of       Title of    CUSIP        (In       Principal   (a)  Shared- Shared-       Other               (a)      (b)     (c)
Issuer          Class     Number    Thousands)    Amount $   Sole Defined  Other      Managers              Sole    Shared   None
------          -----     ------    ----------    --------   ------------  -----      --------              ----    ------   ----
Iron
 Mountain Inc.   Com   462846 10 6     152,450    5,000,000          X            5, 8, 11, 13, 16, 17    5,000,000
M & T Bank
 Corporation     Com   55261F 10 4     646,723    5,997,060          X            5, 13, 16               5,997,060
                                        58,881      546,000          X            5, 10, 11, 13, 16, 17     546,000
                                        17,869      165,700          X            5, 12, 16                 165,700
Moody's          Com   615369 10 5   1,401,785   16,140,300          X            5, 13, 16              16,140,300
                                       682,615    7,859,700          X            5, 10, 11, 13, 16, 17   7,859,700
Mueller
 Industries      Com   624756 10 2      43,853    1,361,900          X            5, 13, 16               1,361,900
Nike Inc.        Com   654106 10 3     226,725    2,500,000          X            5, 10, 11, 13, 16, 17   2,500,000
Outback
 Steakhouse
 Inc.            Com   689899 10 2      83,265    1,818,800          X            5, 10, 11, 13, 16, 17   1,818,800
Petrochina
 Co LTD          ADR   71646E 10 0       3,914       72,900          X            5, 13, 16                  72,900
                                        31,468      586,100          X            5, 10, 11, 13, 16, 17     586,100
Pier 1
 Imports Inc.    Com   720279 10 8     157,600    8,000,000          X            5, 10, 11, 13, 16, 17   8,000,000
Sealed Air
 Corporation     Com   81211K 10 0      59,305    1,113,300          X            5, 13, 16               1,113,300
Servicemaster
 Company         Com   81760N 10 9      77,384    5,611,600          X            5, 10, 11, 13, 16, 17   5,611,600
Shaw
 Communications
 Inc.            Cl B  82028K 20 0     402,380   22,000,000          X            5, 10, 11, 13, 16, 17  22,000,000
Torchmark Corp.  Com   891027 10 4       4,431       77,551          X            5, 1, 13, 16               77,551
                                        25,697      449,728          X            5, 2, 6, 16               449,728
                                        49,826      872,000          X            5, 13, 16                 872,000
                                        36,552      639,700          X            5, 12, 16                 639,700
USG
 Corporation     Com   903293 40 5     261,755    6,500,000          X            5, 13, 16               6,500,000
Washington
 Post Co.       Cl B   939640 10 8     879,119      894,304          X            5, 13, 16                                  894,304
                                       145,793      148,311          X            5, 1, 3, 7, 13, 16                         148,311
                                       637,159      648,165          X            5, 12, 16                                  648,165
                                        36,357       36,985          X            5, 14, 16                                   36,985
Wells Fargo
 & Co. Del       Com   949746 10 1     801,896   12,902,590          X            5, 2, 6, 16            12,902,590
                                        63,492    1,021,600          X            5, 4, 16, 18, 19, 20    1,021,600
                                         7,518      120,970          X            5, 12, 16                 120,970
                                        86,637    1,394,000          X            5, 14, 16               1,394,000
                                        62,150    1,000,000          X            5, 16                   1,000,000
                                     2,386,831   38,404,360          X            5, 13, 16              38,404,360
                                        37,592      604,860          X            5, 15, 16                 604,860
                                        52,827      850,000          X            5, 9, 16                  850,000
                                         9,322      150,000          X            5, 8, 16                  150,000
Wesco Finl
 Corp.           Com   950817 10 6   2,241,313    5,703,087          X            5, 4, 16                5,703,087
                                   -----------
                                    11,872,484
                                   -----------
  GRAND TOTAL                      $35,759,366
                                   ===========